Bank borrowings	12 Months Ended
Dec. 31, 2025
ZHEJIANG TIANLAN [Member]
Bank borrowings
12.	Bank borrowings

	December 31,
	2025	2024
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	10,007	1,001
Bank loans borrowed by subsidiaries of the Company (note ii)	5,004	5,005

	15,011	6,006

(i)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by the Company as of December 31, 2025 bears interest at fixed rates of 2.4% (2024: 3.85%) per annum. Interest paid during the year ended December 31, 2025 was approximately RMB50,000 (2024: RMB54,000 and 2023: RMB32,000).

(ii)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by subsidiaries of the Company as of December 31, 2025, bears interest at a fixed rate of 2.85% (2024: a fixed rate of 4.85%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2025 was approximately RMB149,000 (2024: RMB184,000 and 2023: RMB221,000).